Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Inventory Disclosure [Abstract]
Course materials in schools	$ 7,383	$ 5,690
Publications in bookstores	16,600	16,676
Inventory	$ 23,983	$ 22,366